Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Jun. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	25,000,000	24,000,000
Common stock, shares outstanding	25,000,000	24,000,000